Expense Example, No Redemption (Vanguard Total International Stock Index Fund Annuity:)	Vanguard Total International Stock Index Fund Vanguard Total International Stock Index Fund - Investor Shares 11/1/2013 - 10/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	23
3 YEAR	71
5 YEAR	124
10 YEAR	280